Note 17 - Deferred Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of deferred income tax and social contribution [text block]
17.	DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION

Deferred taxes for income tax and social contribution taxes are calculated on temporary differences between the tax bases of these taxes and the accounting calculations of the Company, which include tax losses. The tax rates in Brazil, which are expected to be applicable upon the realization of the deferred taxes, are 25% for income tax and 9% for social contribution. For other regions in which the Company operates, the expected nominal rates are as follows:

Central America and the Caribbean	from 15% to 27%
Latin America - South (i)	from 10% to 35%
Canada	26.5%

(i) Amendments to Argentine tax legislation enacted in June 2021 and applicable from January, 2021 increased the income tax rate from 30% to 35%.

Deferred tax assets are recognized to the extent that it is probable that future taxable profits are probable, which may be offset against recorded temporary differences at December 31,2021.

The details of the amount of deferred income tax and social contribution by type of temporary difference are as follows:

	2021			2020
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	12.5	(2.5)	10.0	10.1	-	10.1
Intangible	-	(1,634.5)	(1,634.5)	-	(1,253.0)	(1,253.0)
Employee benefits	1,278.2	(2.0)	1,276.2	971.2	(3.0)	968.2
Trade payables	4,113.3	(1.1)	4,112.2	3,917.1	(230.3)	3,686.8
Trade receivable	50.6	-	50.6	53.0	-	53.0
Derivatives	232.2	(72.4)	159.8	36.3	(118.7)	(82.4)
Interest-Bearing Loans and Borrowings	-	(1.6)	(1.6)	-	(1.8)	(1.8)
Inventories	328.2	(49.1)	279.1	288.7	(67.6)	221.1
Property, plant and equipment	645.4	(2,027.0)	(1,381.6)	430.8	(1,609.0)	(1,178.2)
Withholding tax on undistributed profits and royalties	-	(2,079.5)	(2,079.5)	-	(1,538.8)	(1,538.8)
Investments in joint ventures	-	(421.6)	(421.6)	-	(421.6)	(421.6)
Losses carried forward	1,298.8	-	1,298.8	1,739.7	-	1,739.7
Provisions	696.9	(0.2)	696.7	636.0	(1.3)	634.7
Impact of the adoption of IFRS 16 (Leases)	78.6	(0.3)	78.3	124.2	(1.6)	122.6
ICMS on the assessment bases of PIS/COFINS	-	(1,019.6)	(1,019.6)	-	(1,460.8)	(1,460.8)
Other items	110.3	(19.9)	90.4	79.2	(61.4)	17.8
Gross deferred tax assets / (liabilities)	8,845.0	(7,331.3)	1,513.7	8,286.3	(6,768.9)	1,517.4
Netting by taxable entity	(4,117.3)	4,117.3	-	(3,725.5)	3,725.5	-
Net deferred tax assets / (liabilities)	4,727.7	(3,214.0)	1,513.7	4,560.8	(3,043.4)	1,517.4

The Company only reclassifies the balances of deferred income tax and social contribution assets against liabilities to a net presentation basis when the applicable compensation criteria are met.

The critical estimates of Ambev’s Management, as well the main contingent liabilities related to uncertainty about the tax treatment of income, are disclosed in Notes 3 (i) and 30, respectively.

As at December 31, 2021 the deferred tax assets and liabilities related to combined tax losses which are expected to be utilized/settled using temporary differences, as follows:

	2021
Deferred taxes not related to tax losses	to be realized within 12 months	to be realized after 12 months	Total

Investment securities	-	10.0	10.0
Intangible	(1.5)	(1,633.0)	(1,634.5)
Employee benefits	309.4	966.8	1,276.2
Trade payables	(176.0)	4,288.2	4,112.2
Trade receivable	37.3	13.3	50.6
Derivatives	(122.9)	282.7	159.8
Interest-bearing loans and borrowings	(1.6)	-	(1.6)
Inventories	291.9	(12.8)	279.1
Property, plant and equipment	(11.0)	(1,370.6)	(1,381.6)
Withholding tax on undistributed profits and royalties	(151.2)	(1,928.3)	(2,079.5)
Investments in joint ventures	-	(421.6)	(421.6)
Provisions	383.3	313.4	696.7
Impact of the adoption of IFRS 16 (Leases)	0.1	78.2	78.3
ICMS on the assessment bases of PIS/COFINS	-	(1,019.6)	(1,019.6)
Other items	86.6	3.8	90.4
Total	644.4	(429.5)	214.9

The majority of tax losses and negative social contribution bases on which deferred income tax and social contribution were calculated do not have a statute of limitations. The use of credits related to tax losses is based on the projected future existence of taxable profits, limited to 30% of taxable income for the year, according to the actual figures for prior years, and the projections of the Company's business in the economies in which it is located, and thus is in compliance with the applicable fiscal and accounting rules.

Deferred tax related to tax losses	2021
2022	179.6
2023	225.6
2024	112.7
2025	196.9
2026 to 2028	120.4
2029 to 2030	406.8
2030 to 2031 (i)	56.8
Total	1,298.8

(i) There is no expectation of realization beyond a term of ten years.

As at December 31, 2021, the tax credits related to tax losses in the amount of R$1,055.6 (R$970.0 in 2020) were not recorded, as realization is not probable.

A significant portion of the deferred tax asset related to tax losses amount does not have any limits on carrying forward or utilization, and the tax losses carried forward in relation to credit are equivalent to R$4,122.5 in 2021 (R$3,879.8 in 2020).

The net change in deferred income tax and social contribution is as follows:

At December 31, 2019	579.0
Recognition of actuarial gains/(losses)	56.2
Investment hedge in foreign operations	(1.0)
Investment hedge - put option of a subsidiary interest	191.5
Cash flow hedge - gains/(losses)	96.8
Gains/(losses) on translation of other foreign operations	1,529.5
Recognized in other comprehensive income	1,873.0
Recognized in the income statement	(713.6)
Changes directly in the balance sheet	(221.0)
Recognized in deferred tax	(174.3)
Effect of application of IAS 29 (hyperinflation)	(174.3)
Recognized in other balance sheet group	(46.7)
At December 31, 2020	1,517.4
Recognition of actuarial gains/(losses)	(116.6)
Investment hedge - put option of a subsidiary interest	(99.7)
Cash flow hedge - gains/(losses)	(239.9)
Gains/(losses) on translation of other foreign operations	398.0
Recognized in other comprehensive income	(58.2)
Recognized in the income statement	632.0
Changes directly in the balance sheet	(577.5)
Recognized in deferred tax	(256.1)
Effect of application of IAS 29 (hyperinflation)	(256.1)
Recognized in other balance sheet group	(321.4)
At December 31, 2021	1,513.7